UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2009

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  May 15, 2009

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	53

Form 13F Information Table Value Total:	$3,933,725,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101   125520  2524547 SH       Sole                  2200497            324050
Alleghany Corp Convertible Pre COM              017175209     7209    29483 SH       Sole                    26283              3200
Alleghany Corp.                COM              017175100    65949   243509 SH       Sole                   201844             41665
Altera Corporation             COM              021441100   213008 12137217 SH       Sole                 10726527           1410690
American Express               COM              025816109    58155  4266682 SH       Sole                  3721982            544700
Apache Corp.                   COM              037411105    85002  1326294 SH       Sole                  1156871            169423
Ascent Media Corporation Cl A  COM              043632108     5444   217765 SH       Sole                   202142             15623
Athenahealth Inc               COM              04685w103      405    16800 SH       Sole                    16800
Berkley W R Corp.              COM              084423102      780    34605 SH       Sole                    34605
Berkshire Hathaway Class B     COM              084670207      474      168 SH       Sole                      168
Boeing                         COM              097023105      324     9100 SH       Sole                     9100
Borg Warner Inc                COM              099724106     4464   219900 SH       Sole                   196900             23000
Cimarex Energy Co.             COM              171798101     9047   492240 SH       Sole                   479651             12589
Coca Cola Corp.                COM              191216100   252820  5752456 SH       Sole                  5114481            637975
Comcast Corp. Cl A             COM              20030N101     2441   178952 SH       Sole                   178952
Comcast Corp. Special Cl A     COM              20030N200   190650 14813508 SH       Sole                 12717522           2095986
ConocoPhillips                 COM              20825c104    11876   303276 SH       Sole                   274716             28560
Costco Wholesalers Corp.       COM              22160K105   106705  2303638 SH       Sole                  2090838            212800
Discovery Communications Cl A  COM              25470f104    22716  1417970 SH       Sole                  1274150            143820
Discovery Communications Cl C  COM              25470f302    29137  1988842 SH       Sole                  1825620            163222
Dish Network Corp              COM              25470m109      227    20400 SH       Sole                    20400
Dresser-Rand Group Inc.        COM              261608103    70394  3185269 SH       Sole                  2811369            373900
Ecolab Inc.                    COM              278865100   178439  5137879 SH       Sole                  4412579            725300
Exxon Mobil                    COM              30231G102      518     7600 SH       Sole                     7600
General Electric Company       COM              369604103      599    59200 SH       Sole                    59200
L-3 Communications Holdings In COM              502424104   108335  1597859 SH       Sole                  1404844            193015
Liberty Global Inc. A          COM              530555101    28548  1960684 SH       Sole                  1676718            283966
Liberty Global Inc. Ser C      COM              530555309   134979  9552664 SH       Sole                  8343171           1209493
Liberty Media Corp Cap Ser A   COM              53071M302     8098  1160101 SH       Sole                  1093393             66708
Liberty Media Entertainment Cl COM              53071M500   127197  6375800 SH       Sole                  5589389            786411
Liberty Media Interactive A    COM              53071M104    22683  7821616 SH       Sole                  6942902            878714
Microsoft Corp.                COM              594918104   201134 10949023 SH       Sole                  9574273           1374750
Millipore Corp.                COM              601073109    81322  1416507 SH       Sole                  1346037             70470
National Instruments Corp.     COM              636518102    56995  3056039 SH       Sole                  2851851            204188
Nestle S A Rep RG SH ADR       COM              641069406     1737    51324 SH       Sole                    51324
Newfield Exploration Co.       COM              651290108    87625  3860148 SH       Sole                  3409685            450463
News Corp Ltd Class A          COM              65248E104   103536 15639924 SH       Sole                 13333164           2306760
Noble Energy Inc.              COM              655044105   106634  1979107 SH       Sole                  1663761            315346
Peabody Energy Corp.           COM              704549104    59988  2395705 SH       Sole                  2171857            223848
Praxair, Inc.                  COM              74005P104   223636  3323461 SH       Sole                  2928053            395408
Progressive Corp.              COM              743315103    87077  6478975 SH       Sole                  5744375            734600
Rogers Communications Inc Cl B COM              775109200    25610  1121781 SH       Sole                   733681            388100
SLM Corp.                      COM              78442p106    28043  5665172 SH       Sole                  4931472            733700
SPDR Trust Series 1            COM              78462F103     1765    22200 SH       Sole                    22200
Schlumberger Limited           COM              806857108     1005    24741 SH       Sole                    24741
Scripps Networks Inter-Cl A    COM              811065101    60203  2674484 SH       Sole                  2458884            215600
Teva Pharmaceutical (ADR)      COM              881624209    70743  1570327 SH       Sole                  1251127            319200
Thermo Fisher Scientific       COM              883556102    71619  2007815 SH       Sole                  1736015            271800
UnitedHealth Group Inc.        COM              91324P102   158790  7586704 SH       Sole                  6538504           1048200
Wal-Mart Stores Inc.           COM              931142103   286672  5502333 SH       Sole                  4845233            657100
Waste Management Inc.          COM              94106L109   190238  7431161 SH       Sole                  6521255            909906
Willis Group Holdings Ltd.     COM              g96655108   148447  6747580 SH       Sole                  5975080            772500
Yahoo, Inc.                    COM              984332106     8765   684257 SH       Sole                   395400            288857